Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments
Cash and cash equivalents	$ 900	$ 985	$ 472	$ 830
Institutional and Other | Minimum
Financial Instruments
Fair value assumption, interest rate	0.00%	0.00%
Institutional and Other | Maximum
Financial Instruments
Fair value assumption, interest rate	6.93%	7.51%
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	$ 900	$ 985
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	1,741	1,766
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	532	501
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	207	215
Book Value
Financial Instruments
Cash and cash equivalents	900	985
Book Value | Retail
Financial Instruments
Long-term debt	1,753	1,753
Book Value | Institutional
Financial Instruments
Long-term debt	533	533
Book Value | Other
Financial Instruments
Long-term debt	$ 208	$ 216